Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-022 [Master Trust]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions [Text Block]
NOTE 5. RELATED PARTY AND PARTIES-IN-INTEREST TRANSACTIONS

The Plans may, at the discretion of the Plans' participants or via the Company match, invest through the AT&T Master Trust in the Company’s common stock through the AT&T Shares Fund. The AT&T Master Trust held 161,991,346 and 169,489,545 shares of the Company’s common stock in the AT&T Shares Fund as of December 31, 2025 and 2024, respectively. Dividends earned by the AT&T Master Trust on the Company’s common stock were $184,813 for the year ended December 31, 2025.
The assets of the Plans are invested in AT&T stock either through the Group Trust or AT&T Master Trust. Because the Company is the plan sponsor of the Plans, transactions involving the Company’s stock qualify as related party transactions. In addition, certain investments held by the Plans, Group Trust, and AT&T Master Trust are managed by BNY Mellon and Fidelity as trustee or custodian and record keeper, respectively, as defined by various agreements. Therefore, these transactions and fees paid to these entities qualify as parties-in-interest transactions. All of these transactions are exempt from the prohibited transactions rules.